Restatement of Previously Issued Financial Statements - Schedule of statements of operations (Detail) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Statement of Operations
Net loss	$ (12,048,007)	$ 1,463,215	$ (3,719,296)	$ (10,584,792)
Weighted-average shares outstanding of Class A common stock	25,300,000		25,300,000	25,300,000
As Previously Reported
Statement of Operations
Net loss			$ (118,337)
Weighted-average shares outstanding of Class A common stock			25,300,000
Basic and Diluted income per share, Class A common stock			$ 0.00
Weighted-average shares outstanding of Class B common stock			5,645,246
Basic and Diluted net loss per share, Class B non-redeemable common stock			(0.02)
Restatement Adjustment
Statement of Operations
Change in fair value of derivative warrant liabilities			$ (3,013,001)
Transaction costs allocated to derivative warrant liabilities			(587,958)
Net loss			$ (3,600,959)
Basic and Diluted net loss per share, Class B non-redeemable common stock			(0.64)
As Restated
Statement of Operations
Change in fair value of derivative warrant liabilities			$ (3,013,001)
Transaction costs allocated to derivative warrant liabilities			(587,958)
Net loss			$ (3,719,296)
Weighted-average shares outstanding of Class A common stock			25,300,000
Basic and Diluted income per share, Class A common stock			$ 0.00
Weighted-average shares outstanding of Class B common stock			5,645,246
Basic and Diluted net loss per share, Class B non-redeemable common stock			(0.66)